Goodwill and other intangible assets	6 Months Ended
Jun. 30, 2026
Intangible assets and goodwill [abstract]
Goodwill and other intangible assets
B.3. Goodwill and other intangible assets
Goodwill amounted to €41,954 million as of June 30, 2026, versus €41,300 million as of December 31, 2025. The movement during the period reflects the impact of changes in exchange rates and the recognition of the goodwill arising on the Dynavax acquisition (see note B.1.1.), partially offset by the reclassification of the goodwill relating to the Brazilian generics business to Assets held for sale as a result of the proposed divestment (see note B.1.2.).
Movements in other intangible assets during the first half of 2026 were as follows:

(€ million)	Acquired R&D	Products, trademarks and other rights	Software	Total other intangible assets
Gross value at January 1, 2026	14,951	66,746	1,888	83,585
Changes in scope of consolidation (a)	—	1,149	1	1,150
Acquisitions and other increases	321	122	88	531
Disposals and other decreases	(534)	(17)	(28)	(579)
Currency translation differences	324	1,232	12	1,568
Transfers (b)	(245)	(162)	(4)	(411)
Gross value at June 30, 2026	14,817	69,070	1,957	85,844
Accumulated amortization and impairment at January 1, 2026	(6,220)	(49,624)	(1,480)	(57,324)
Amortization expense	—	(1,106)	(58)	(1,164)
Impairment losses, net of reversals (c)	(970)	(61)	(17)	(1,048)
Disposals and other decreases	534	17	26	577
Currency translation differences	(135)	(785)	(10)	(930)
Transfers (b)	—	400	4	404
Accumulated amortization and impairment at June 30, 2026	(6,791)	(51,159)	(1,535)	(59,485)
Carrying amount at January 1, 2026	8,731	17,122	408	26,261
Carrying amount at June 30, 2026	8,026	17,911	422	26,359
(a)The “Changes in scope of consolidation” line mainly comprises the intangible assets recognized as part of the Dynavax acquisition (see Note B.1.)
(b)The “Transfers” line mainly comprises (i) acquired R&D that came into commercial use during the period and (ii) reclassifications of assets to Assets held for sale.
(c)See Note B.4.

“Products, trademarks and other products” mainly comprise:
•marketed products, with a carrying amount of €17.1 billion as of June 30, 2026 (versus €16.2 billion as of December 31, 2025) and a weighted average amortization period of approximately 11 years; and
•technological platforms brought into service, with a carrying amount of €0.8 billion as of June 30, 2026 (versus €0.9 billion as of December 31, 2025) and a weighted average amortization period of approximately 18 years.